Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 1,471,671	$ 1,341,126	$ 1,399,536
Long-term employee benefits	11,967	13,091	9,059
Post-employment benefits	54,548	47,611	157,001
Share-based payments	1,380,074	1,110,757	1,278,490
Total employee benefits	$ 2,918,260	$ 2,512,585	$ 2,844,086